Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	16.70%	18.40%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.50%	6.10%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.60%	6.60%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	19.90%	16.10%
North Carolina
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.20%	8.80%
Nevada
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.80%	6.30%
UTAH
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	5.90%	2.10%